Consolidated Statements of Operations - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Income Statement [Abstract]
Revenue
Operating Expenses
General and Administrative	1,747,585	1,454,295
Professional Fees	290,313	125,222
Officer’s Salary	872,289	797,406
Research and Development	164,374	237,871
Total Operating Expenses	3,074,561	2,614,794
Loss from Operations	(3,074,561)	(2,614,794)
Other Income/(Expenses)
Net change in unrealized depreciation on investment in gold bullion	133,829	55,985
Interest expense	(529,603)	(484,658)
Amortization of debt issue costs
Gain on Asset Impairment		(95,872)
Interest income	71,396	109,559
Total Other Income/(Expenses)	(324,378)	(414,986)
Net (Loss) before Provision for Income Taxes	(3,398,939)	(3,029,780)
Provision for Income Taxes
Net (Loss)	$ (3,398,939)	$ (3,029,780)
Net Income (Loss) Per Share - Basic	$ (0.00)	$ (0.00)
Net Income (Loss) Per Share - Diluted	$ (0.00)	$ (0.00)
Weighted average number of shares outstanding during the period - Basic	1,038,374,219	1,033,122,597
Weighted average number of shares outstanding during the period - Diluted	1,038,374,219	1,033,122,597